SHAREHOLDERS' EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interest beginning	$ 518,575	$ 459,667	$ 0
Capital contribution by non-controlling shareholders		81,779	453,669
Net income attributable to non-controlling interest		0	5,800
Acquisition of non-controlling interest	(540,907)
Foreign currency translation adjustment	22,332	(22,871)	198
Non-controlling interest ending	$ 0	$ 518,575	$ 459,667